Summary of Significant Accounting Policies (Details 4) - shares	9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Total common stock equivalents	4,322,411	2,259,723	4,113,842	2,218,975
Employee Stock Option [Member]
Total common stock equivalents			2,004,002	1,945,920
Warrant [Member]
Total common stock equivalents			2,109,840	273,056